DIVIDEND RESTRICTIONS AND STATUTORY FINANCIAL INFORMATION - Schedule of Regulatory Targeted Capital and Actual Statutory Capital (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Bermuda Re
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Regulatory targeted capital	$ 0	$ 3,151
Actual capital	4,209	4,323
Everest Re
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Regulatory targeted capital	5,119	4,799
Actual capital	$ 8,856	$ 8,126